TAXATION	12 Months Ended
Dec. 31, 2017
TAXATION
TAXATION

13. TAXATION

a)Value-added tax (“VAT”)

During the periods presented, the Group is subject to 17% VAT for online direct sales revenues from sales of electronic products, home appliance products and general merchandise products, and 6% for financial services income earned from rendering services to its Customers in the PRC.

The Group is also subject to surcharges on VAT payments according to PRC tax law.

b)Income tax

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, Installment HK is subject to 16.5% income tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

PRC

The Enterprise Income Tax (“EIT”) Law generally applies a statutory income tax rate of 25% to all enterprises, but grants preferential tax treatment to qualified High and New Technology Enterprises (“HNTEs”) and Software Enterprises.

Qianhai Juzi qualified as an HNTE is entitled for a preferential income tax rate of 15% from 2017 to 2019, and will need to re-apply for HNTE qualification in 2020.

Shenzhen Mengtian, Shenzhen Lexin Software and Shenzhen Dingsheng Computer Technology qualify as Software Enterprises and are entitled to an income tax exemption for the two years beginning with their respective first profitable year and a 50% reduction to a preferential income tax rate of 12.5% for the subsequent three years.

The Group’s other PRC subsidiaries, VIEs and VIEs’ subsidiaries are subject to the statutory income tax rate of 25%.

PRC Withholding Tax on Dividends

Under the EIT Law enacted by the National People’s Congress of PRC on March 16, 2007 and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by FIEs in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with PRC.

The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered resident enterprises for the PRC income tax purposes if the place of effective management or control of the entity is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered as PRC resident enterprises if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the Group’s entities organized outside of the PRC should be treated as resident enterprises for the PRC income tax purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiary registered outside the PRC should be deemed as resident enterprises, the Company and its subsidiary registered outside the PRC will be subject to the PRC income tax, at a rate of 25%. The components of the Group’s (loss)/income before income tax (benefit)/expense for the years ended December 31, 2015 and 2016 and 2017 are as follows:

	For the Year Ended December 31,
	2015	2016	2017
	(RMB in thousands, except for percentages)
(Loss)/income before income tax expense	(399,128)	(59,681)	474,579
Loss from non-China operations	(664)	(12,943)	(11,125)
(Loss)/income from China operations	(398,464)	(46,738)	485,704
Income tax (benefit)/expense applicable to China operations	(88,934)	58,258	234,227
Effective tax rate for China operations	22.3%	−124.6%	48.2%

Composition of income tax (benefit)/ expense for China operations

The following table sets forth current and deferred portion of income tax (benefit)/expense of the Company’s China subsidiaries, VIEs, and subsidiaries of the VIEs:

	For the Year Ended December 31,
	2015	2016	2017
	(RMB in thousands)
Current income tax expense	525	11,204	230,663
Deferred income tax (benefit)/expense	(89,459)	47,054	3,564

Income tax (benefit)/expense	(88,934)	58,258	234,227

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rate for the Group’s China operations:

	For the Year Ended December 31,
	2015	2016	2017
Statutory EIT rate	25.0%	25.0%	25.0%
Effect of tax holidays	—	—	−12.3%
Tax effect of non-deductible expense	−0.7%	−24.2%	−0.1%
Changes in valuation allowance	−2.0%	−125.4%	35.6%

Effective tax rate for China operations	22.3%	−124.6%	48.2%

The following table sets forth the effect of tax holiday related to China operations:

	For the Year Ended December 31,
	2015	2016	2017
	(In thousands, except for per share data)
Tax holiday effect	—	—	59,877
Basic net income per share effect	—	—	0.53
Diluted net income per share effect	—	—	0.43

Deferred tax assets

Deferred income tax expense reflects the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets are as follows:

	As of December 31,
	2016	2017
	(RMB in thousands)
Deferred tax assets
—Provision for credit losses	70,237	241,901
—Net operating loss carryforwards	22,623	7,040
—Accrued expenses and others	26,071	36,408
Less: valuation allowance	(76,526)	(246,508)

Net deferred tax assets	42,405	38,841

Movement of valuation allowance

	For the Year Ended December 31,
	2015	2016	2017
		(RMB in thousands)
Balances at beginning of the year	(10,048)	(17,864)	(76,526)
Additions	(17,550)	(58,662)	(175,849)
Reversals	9,734	—	5,867

Balances at end of the year	(17,864)	(76,526)	(246,508)

Valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

As of December 31, 2016 and 2017, the Group provided full valuation allowance of RMB70.2 million and RMB241.9 million, respectively, for the deferred tax assets related to provision for credit losses. Given that the Group had limited successful experience in getting approval from the relevant tax authorities for the deduction of the tax allowance on provision for credit losses, the Group believes it is more-likely-than-not that these deferred tax assets will not be utilized in the future.

As of December 31, 2016 and 2017, the Group had net operating loss carryforwards of approximately RMB90.5 million and RMB35.5 million, respectively, which arose from the Group’s certain subsidiaries, VIEs and the VIEs’ subsidiaries established in the PRC. As of December 31, 2016 and 2017, deferred tax assets arose from the net operating loss carryforwards amounted to RMB6.1 million and RMB16.8 million was provided for full valuation allowance respectively, while the remaining RMB84.4 million and RMB18.7 million is expected to be utilized prior to expiration considering future taxable income for respective entities. As of December 31, 2017, the net operating loss carryforwards of RMB0.1 million and RMB35.4 million will expire in 2021 and 2022, respectively, if not utilized.

The Company intends to indefinitely reinvest all the undistributed earnings of the Company’s VIEs and subsidiaries of the VIEs in China, and does not plan to have any of its PRC subsidiaries to distribute any dividend; therefore no withholding tax is expected to be incurred in the foreseeable future. Accordingly, no income tax is accrued on the undistributed earnings of the Company’s VIEs and subsidiaries of the VIEs as of December 31, 2016 and 2017. Although the Company’s certain PRC subsidiaries have generated accumulated earnings as of December 31, 2017, they have not paid any dividends in the past and currently have no plans to pay any dividends. These PRC subsidiaries plan to reinvest their profits into the PRC operations.

Uncertain Tax Position

The Group did not identify any significant unrecognized tax benefits for each of the periods presented. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expense and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2017.